Investment Strategy	May 08, 2026
SMART Small Cap ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, with respect to the “Principal Investment Strategies” section of each Fund’s Summary Prospectus, the first two paragraphs are deleted and replaced with the following two paragraphs, as appropriate:

For the SMART Small Cap ETF:

The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in equity securities of U.S. and international small-capitalization companies whose shares are listed on U.S. exchanges. The Fund’s equity investments may include common and preferred stocks as well as depositary receipts, such as American Depositary Receipts (“ADRs”). The Fund’s investments are selected by its investment sub-adviser, SMART Wealth, LLC (the “Sub-Adviser”). The Sub-Adviser generally considers a company to be a small capitalization company if it has a market capitalization between $300 million and $2 billion.

The Sub-Adviser begins its investment selection process by identifying a universe of equity securities that trade on U.S. exchanges and ranking them by market capitalization. From this universe, the Sub-Adviser generally focuses on companies with market capitalizations between approximately $300 million and $2 billion and a current share price above $5, which typically results in a universe of approximately 1,200 securities.

Effective immediately, with respect to the “Principal Investment Strategies” section of each Fund’s Summary Prospectus, the last paragraph before the sub-heading “Portfolio Construction and Management” is deleted and replaced with the following paragraph, as appropriate:

For the SMART Small Cap ETF:

Based on this multi-step process, the Sub-Adviser selects a portfolio generally consisting of between 30 and 45 equity securities.

SMART Mid Cap ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, with respect to the “Principal Investment Strategies” section of each Fund’s Summary Prospectus, the first two paragraphs are deleted and replaced with the following two paragraphs, as appropriate:

For the SMART Mid Cap ETF:

The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in equity securities of U.S. and international mid-capitalization companies whose shares are listed on U.S. exchanges. The Fund’s equity investments may include common and preferred stocks as well as depositary receipts, such as American Depositary Receipts (“ADRs”). The Fund’s investments are selected by its investment sub-adviser, SMART Wealth, LLC (the “Sub-Adviser”). The Sub-Adviser generally considers a company to be a mid-capitalization company if it has a market capitalization between $2 billion and $10 billion.

The Sub-Adviser begins its investment selection process by identifying a universe of equity securities that trade on U.S. exchanges and ranking them by market capitalization. From this universe, the Sub-Adviser generally focuses on companies with market capitalizations between approximately $2 billion and $10 billion, which typically results in a universe of approximately 1,200 securities.

Effective immediately, with respect to the “Principal Investment Strategies” section of each Fund’s Summary Prospectus, the last paragraph before the sub-heading “Portfolio Construction and Management” is deleted and replaced with the following paragraph, as appropriate:

For the SMART Mid Cap ETF:

Based on this multi-step process, the Sub-Adviser selects a portfolio generally consisting of between 25 and 40 equity securities that the Sub-Adviser believes have the potential to outperform the Fund’s benchmark over the next approximately 90 days.